ACCRUALS AND OTHER LIABILITIES - Summary of accruals and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current:
Accrued research and development expenses	$ 5,437	$ 2,442
Employee salaries and benefits	2,778	2,628
Accrued legal expenses	1,941	1,024
Accrued consulting and other expenses	6,667	1,438
Total accruals and other payables	$ 16,823	$ 7,532